Operating Leases	12 Months Ended
Dec. 31, 2018
Operating Leases
Operating Leases

6) Operating Leases

The time charters and bareboat charters of the Vessels with third parties are accounted for as operating leases. The minimum contractual future revenues to be received from time charters and bareboat charters as of December 31, 2018, were as follows:

(U.S. Dollars in thousands)
2019	$274,754
2020	240,849
2021	219,841
2022	152,078
2023	63,918
2024 and therafter	28,674
Total	$980,114

The minimum contractual future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum contractual future revenues are calculated based on certain assumptions such as operating days per year. In addition, minimum contractual future revenues presented in the table above have not been reduced by estimated off-hire time for periodic maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.

The Partnership’s fleet as of December 31, 2018 consisted of:

•

the Fortaleza Knutsen, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in March 2023 with Fronape International Company, a subsidiary of Petrobras Transporte S.A. (“Transpetro”);

•	the Recife Knutsen, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in August 2023 with Transpetro;
•	the Bodil Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter that expires in May 2020 with Statoil ASA (now Equinor), with options to extend until May 2024;
•

the Windsor Knutsen, a conventional oil tanker built in 2007 and retrofitted to a shuttle tanker in 2011. The vessel operated under a time charter with Brazil Shipping I Limited, a subsidiary of Shell, until July 2014. From July 2014 until October 2015, the vessel was employed under a time charter with KNOT. Beginning in October 2015, the vessel commenced operations under a two year time charter with Brazil Shipping I Limited, with options to extend until 2023.  In March 2019, the time charter contract was suspend for a minimum of 10 months and a maximum of 12 months. During the suspension period, the Windsor Knutsen will operate under a time charter contract Knutsen Shuttle Tankers Pool AS on the same terms as the existing contract with Shell. Shell has options to extend the time charter until October 2023;

•

the Carmen Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in January 2023, with Repsol Sinopec Brasil, B.V. a subsidiary of Repsol Sinopec Brasil, S.A. (“Repsol”), with options to extend until January 2026;

•

the Hilda Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in August 2022 with Eni Trading and Shipping S.p.A. (“ENI”), with options to extend until August 2025;

•	the Torill Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in November 2019 with ENI, with options to extend until November 2023;
•	the Dan Cisne, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in September 2023 with Transpetro;
•	the Dan Sabia, a shuttle tanker built in 2012 that is currently operating under a bareboat charter that expires in January 2024 with Transpetro;
•

the Ingrid Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in February 2024 with Standard Marine Tønsberg AS, a Norwegian subsidiary of ExxonMobil (“ExxonMobil”), with options to extend until February 2029;

•	the Raquel Knutsen, a shuttle tanker built in 2015 that is currently operating under a time charter that expires in June 2025 with Repsol, with options to extend until June 2030;
•	the Tordis Knutsen, a shuttle tanker built in 2016 that is currently operating under a time charter that expires in January 2022 with a subsidiary of Shell, with options to extend until January 2032;
•

the Vigdis Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter that expires in the second quarter of 2022 with a subsidiary of Shell, with options to extend until the second quarter of 2032;

•

the Lena Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter that expires in the third quarter of 2022 with a subsidiary of Shell, with options to extend until the third quarter of 2032;

•

the Brasil Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in the third quarter of 2022 with Galp Sinopec Brazil Services B.V. (“Galp”), with options to extend until the third quarter of 2028; and

•

The Anna Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter that expires in the second quarter of 2022 with Galp, with options to extend until the second quarter of 2028.